CONDENSED CONSOLIDATED SCHEDULES OF INVESTMENTS (Details 4) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TRADING PROFITS (LOSSES):
Realized													$ (5,436,971)	$ (2,681,787)	$ 15,819,067
Change in unrealized													2,861,329	(4,232,518)	(7,550,144)
Brokerage commissions and clearing costs													(951,814)	(1,015,380)	(2,247,622)
Total trading profits (losses)													(10,000,746)	(17,082,041)	5,590,413
INVESTMENT INCOME:
Interest													67,172	219,591	269,659
EXPENSES:
Trading Advisors' management fees													1,904,398	2,943,719	5,073,428
Profit Shares													164,855	355,170	1,490,923
Administrator fees													451,129	756,231	1,028,273
Professional fees													400,846	976,629	549,755
Other fees													265,135	214,315	429,317
Total expenses													8,551,830	13,968,770	23,052,462
NET INVESTMENT LOSS													(8,484,658)	(13,749,179)	(22,782,803)
NET LOSS	4,312,077	(5,622,815)	(13,234,871)	(3,939,795)	(10,922,919)	(3,396,176)	(229,443)	(16,282,682)	(14,000,632)	16,692,303	(13,551,965)	(6,332,096)	(18,485,404)	(30,831,220)	(17,192,390)
Alamo Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(178,588)	(695,043)
Change in unrealized													(178,881)	(239,088)
Brokerage commissions and clearing costs													(43,377)	(155,012)
Total trading profits (losses)													(400,846)	(1,089,143)
INVESTMENT INCOME:
Interest													9,324	43,077
EXPENSES:
Trading Advisors' management fees													314,380	614,518
Administrator fees													46,078	88,694
Professional fees													70,968	152,733
Other fees													578,782	1,058,674
Total expenses													1,010,208	1,914,619
NET INVESTMENT LOSS													(1,000,884)	(1,871,542)
NET LOSS													(1,401,730)	(2,960,685)
Breakout Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													1,028,777	(6,295,144)
Change in unrealized													(489,618)	687,004
Brokerage commissions and clearing costs													(67,359)	(151,374)
Total trading profits (losses)													471,800	(5,759,514)
INVESTMENT INCOME:
Interest													11,148	52,475
EXPENSES:
Trading Advisors' management fees													259,378	488,959
Administrator fees													50,483	95,739
Professional fees													74,841	160,459
Other fees													636,905	1,132,442
Total expenses													1,021,607	1,877,599
NET INVESTMENT LOSS													(1,010,459)	(1,825,124)
NET LOSS													(538,659)	(7,584,638)
Cambridge Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(4,507,557)	9,438,281
Change in unrealized													180,645	380,791
Brokerage commissions and clearing costs													(192,350)	(624,299)
Total trading profits (losses)													(4,519,262)	9,194,773
EXPENSES:
Trading Advisors' management fees													428,609	953,699
Profit Shares													479	1,173,623
Administrator fees													55,783	113,056
Professional fees													79,833	185,622
Other fees													792,930	1,435,287
Total expenses													1,357,634	3,861,287
NET INVESTMENT LOSS													(1,357,634)	(3,861,287)
NET LOSS													(5,876,896)	5,333,486
Quaker Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													1,908,485
Change in unrealized													839,434
Brokerage commissions and clearing costs													(117,010)
Total trading profits (losses)													2,630,909
EXPENSES:
Trading Advisors' management fees													154,892
Profit Shares													471,623
Administrator fees													32,980
Professional fees													48,591
Other fees													483,195
Total expenses													1,191,281
NET INVESTMENT LOSS													(1,191,281)
NET LOSS													1,439,628
Nets Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized														(6,661,564)
Change in unrealized														128,008
Brokerage commissions and clearing costs														(73,267)
Total trading profits (losses)														(6,606,823)
INVESTMENT INCOME:
Interest														47,328
EXPENSES:
Trading Advisors' management fees														851,236
Administrator fees														94,334
Professional fees														158,204
Other fees														1,110,434
Total expenses														2,214,208
NET INVESTMENT LOSS														(2,166,880)
NET LOSS														(8,773,703)
Quantum Global Horizons, LLC
TRADING PROFITS (LOSSES):
Realized													(3,054,963)	5,853,021
Change in unrealized													922,140	309,294
Brokerage commissions and clearing costs													(129,629)	(269,264)
Total trading profits (losses)													(2,262,452)	5,893,051
INVESTMENT INCOME:
Interest													14,689	53,066
EXPENSES:
Profit Shares													68,481	2,756,131
Administrator fees													51,158	91,946
Professional fees													74,621	155,086
Other fees													634,624	1,115,510
Total expenses													828,884	4,118,673
NET INVESTMENT LOSS													(814,195)	(4,065,607)
NET LOSS													$ (3,076,647)	$ 1,827,444